Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Class A [Member]	Common Class B [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2011	$ 206,920	$ 4,030	$ 197,453	$ 5,437
Beginning Balance (in Shares) at Dec. 31, 2011		485,033	23,766,632
Distributions
Units tendered by employees for tax (in shares)		(1,845)	(90,425)
Units tendered by employees for tax	(200)	(4)	(196)
Change in fair value of commodity hedges	202			202
Cash settlement of commodity hedges	(5,639)			(5,639)
Unit-based compensation programs (in shares)		230	11,300
Unit-based compensation programs	1,526	31	1,495
Net loss	(86,543)	(1,731)	(84,812)
Ending Balance at Dec. 31, 2012	116,266	2,326	113,940
Ending Balance (in shares) at Dec. 31, 2012		483,418	23,687,507
Distributions
Units tendered by employees for tax (in shares)		(2,853)	(139,810)
Units tendered by employees for tax	(185)	(4)	(181)
Unit-based compensation programs (in shares)		3,940	190,081
Unit-based compensation programs	1,049	21	1,028
Unit issued for acquisition of properties (in shares)		1,130,512	4,724,407
Unit issued for acquisition of properties	10,318	818	9,500
Net loss	(28,543)	(570)	(27,973)
Ending Balance at Dec. 31, 2013	98,905	2,591	96,314
Ending Balance (in shares) at Dec. 31, 2013		1,615,017	28,462,185
Distributions
Units tendered by employees for tax (in shares)			(62,683)
Units tendered by employees for tax	(157)		(157)
Unit-based compensation programs (in shares)			433,700
Unit-based compensation programs	1,130		1,130
Cancellation of units	(2,468)	(851)	(1,617)
Cancellation of units (in shares)		(1,130,512)
Net loss	(7,950)	(159)	(7,791)
Ending Balance at Jun. 30, 2014	$ 89,460	$ 1,581	$ 87,879
Ending Balance (in shares) at Jun. 30, 2014		484,505	28,833,202